Prepaid Expenses and Other Assets, Net (Details) ¥ in Millions			6 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)
Prepaid Expenses and Other Assets, Net [Line Items]
Due from third-party	$ 2,400,000	$ 2,900,000	$ 2,400,000		$ 2,900,000
Allowance for credit loss	23,984	96,155
Prepaid expenses and others			1,900,000	¥ 279.3	2,100,000	¥ 279.3
Related Party [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivables	$ 718,721	$ 807,541	$ 718,721		$ 807,541